PREPAID EXPENSES	6 Months Ended	12 Months Ended
	Nov. 30, 2018	May 31, 2018
Disclosure Text Block Supplement [Abstract]
Other Assets Disclosure [Text Block]

Note 7 – Prepaid Expenses and Other Current Assets

Prepaid expenses consisted of the following at November 30, 2018 and May 31, 2018:

	November 30,	May 31,
	2018	2018
Prepaid insurance	$26	$-
Prepaid advertising	5,946	-
Prepaid license fees	62,685	-
Prepaid legal fees	1,410	1,410
Prepaid general and administrative expenses	5,743	-
Deposits on inventory	66,000	-
Deposits on exterior signs	35,134	-
Total	$176,944	$1,410

NOTE 4 – PREPAID EXPENSES Prepaid expenses consisted of the following at May 31, 2018 and 2017:
	May 31,	May 31,
	2018	2017
Prepaid legal fees	$1,410	$1,410
Total	$1,410	$1,410